Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)	596,545	$7,616,937

Auto Components — 0.7%
Bharat Forge Ltd.	1,443,394	6,223,776
Bosch Ltd.	38,098	4,897,841
Motherson Sumi Systems Ltd.	6,118,793	7,711,583

		18,833,200

Automobiles — 5.6%
Bajaj Auto Ltd.	541,986	19,427,743
Eicher Motors Ltd.	86,412	18,911,076
Hero MotoCorp Ltd.	632,122	19,735,774
Mahindra & Mahindra Ltd.	4,817,604	27,800,394
Maruti Suzuki India Ltd.	780,411	57,907,262
Tata Motors Ltd.(b)	10,972,820	12,624,738

		156,406,987

Banks — 8.4%
Axis Bank Ltd.	13,481,254	68,630,866
Bandhan Bank Ltd.(a)	2,599,957	7,500,777
ICICI Bank Ltd.	30,931,041	135,785,087
State Bank of India(b)	11,528,180	24,591,214

		236,507,944

Beverages — 0.5%
United Spirits Ltd.(b)	1,877,241	14,749,064

Biotechnology — 0.3%
Biocon Ltd.	1,860,090	8,725,293

Capital Markets — 0.3%
HDFC Asset Management Co. Ltd.(a)	274,825	9,174,856

Chemicals — 3.0%
Asian Paints Ltd.	1,858,535	41,368,096
Berger Paints India Ltd.	1,505,463	9,790,375
Pidilite Industries Ltd.	787,455	15,291,672
UPL Ltd.	3,207,554	17,215,688

		83,665,831

Construction & Engineering — 1.3%
Larsen & Toubro Ltd.	3,082,535	38,003,647

Construction Materials — 2.8%
Ambuja Cements Ltd.	4,488,602	11,370,462
Grasim Industries Ltd.	1,911,820	14,896,855
Shree Cement Ltd.	55,928	15,426,672
UltraTech Cement Ltd.	745,639	38,505,063

		80,199,052

Consumer Finance — 1.2%
Bajaj Finance Ltd.	1,162,304	30,029,725
Shriram Transport Finance Co. Ltd.	542,181	4,103,486

		34,133,211

Diversified Financial Services — 0.2%
REC Ltd.	4,464,353	5,227,956

Diversified Telecommunication Services — 0.2%
Bharti Infratel Ltd.	2,150,273	6,539,008

Electric Utilities — 0.9%
Power Grid Corp. of India Ltd.	11,826,143	24,640,323

Electrical Equipment — 0.4%
Havells India Ltd.	1,616,627	10,609,507

Security	Shares	Value

Food & Staples Retailing — 1.1%
Avenue Supermarts Ltd.(a)(b)	1,004,099	$30,134,423

Food Products — 2.3%
Britannia Industries Ltd.	372,744	16,655,759
Nestle India Ltd.	149,452	34,668,575
Tata Consumer Products Ltd.	2,797,428	13,573,489

		64,897,823

Gas Utilities — 0.7%
GAIL India Ltd.	10,195,292	12,451,493
Indraprastha Gas Ltd.	1,356,315	8,467,972

		20,919,465

Hotels, Restaurants & Leisure — 0.4%
Jubilant Foodworks Ltd.	468,788	10,270,203

Household Products — 5.1%
Hindustan Unilever Ltd.	5,310,981	144,499,982

Independent Power and Renewable Electricity Producers — 0.7%
NTPC Ltd.	15,337,304	19,846,993

Industrial Conglomerates — 0.2%
Siemens Ltd.	460,011	6,626,142

Insurance — 3.8%
Bajaj Finserv Ltd.	246,675	14,369,646
HDFC Life Insurance Co. Ltd.(a)(b)	4,563,238	31,573,718
ICICI Lombard General Insurance Co. Ltd.(a)	1,320,805	22,719,601
ICICI Prudential Life Insurance Co. Ltd.(a)	2,225,694	11,570,533
SBI Life Insurance Co. Ltd.(a)	2,583,514	26,261,789

		106,495,287

Interactive Media & Services — 0.5%
Info Edge India Ltd.	395,644	14,042,344

IT Services — 15.8%
HCL Technologies Ltd.	7,010,640	51,015,551
Infosys Ltd.	22,004,150	201,079,366
Tata Consultancy Services Ltd.	5,816,477	151,715,120
Tech Mahindra Ltd.	2,993,751	21,001,243
Wipro Ltd.	7,379,824	20,768,374

		445,579,654

Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	514,370	16,258,354

Media — 0.5%
Zee Entertainment Enterprises Ltd.	5,583,070	13,552,279

Metals & Mining — 1.8%
Hindalco Industries Ltd.	7,543,392	13,851,519
JSW Steel Ltd.	5,464,189	13,310,679
Tata Steel Ltd.	2,255,436	8,805,048
Vedanta Ltd.	11,955,591	14,577,627

		50,544,873

Oil, Gas & Consumable Fuels — 15.8%
Bharat Petroleum Corp. Ltd.	4,203,130	19,054,541
Coal India Ltd.	7,960,575	14,875,496
Hindustan Petroleum Corp. Ltd.	3,936,732	10,128,659
Indian Oil Corp. Ltd.	12,160,542	13,380,154
Oil & Natural Gas Corp. Ltd.	16,250,312	17,880,098
Petronet LNG Ltd.	3,875,187	12,942,701
Reliance Industries Ltd.	18,424,385	356,810,466

		445,072,115

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Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 2.3%
Colgate-Palmolive India Ltd.	421,598	$7,758,301
Dabur India Ltd.	3,423,852	21,120,536
Godrej Consumer Products Ltd.	2,641,111	22,137,254
Marico Ltd.	2,916,423	13,259,931

		64,276,022

Pharmaceuticals — 5.2%
Aurobindo Pharma Ltd.	1,854,341	18,285,611
Cipla Ltd.	2,239,085	19,192,474
Dr. Reddy’s Laboratories Ltd.	740,268	39,856,725
Lupin Ltd.	1,433,619	16,490,659
Piramal Enterprises Ltd.	582,669	7,456,715
Sun Pharmaceutical Industries Ltd.	5,423,625	34,015,892
Torrent Pharmaceuticals Ltd.	327,883	10,244,359

		145,542,435

Real Estate Management & Development — 0.3%
DLF Ltd.	3,836,918	7,644,279

Road & Rail — 0.2%
Container Corp. of India Ltd.	1,337,973	6,654,808

Textiles, Apparel & Luxury Goods — 1.1%
Page Industries Ltd.	35,299	8,807,168
Titan Co. Ltd.	2,006,863	23,620,691

		32,427,859

Thrifts & Mortgage Finance — 8.5%
Housing Development Finance Corp. Ltd.	10,622,416	233,038,876
LIC Housing Finance Ltd.	1,923,069	6,092,225

		239,131,101

Tobacco — 2.1%
ITC Ltd.	22,229,524	58,016,585

Security	Shares	Value

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	3,280,591	$14,047,977

Wireless Telecommunication Services — 4.1%
Bharti Airtel Ltd.(b)	15,855,979	115,874,749

Total Common Stocks — 99.7% (Cost: $2,431,458,480)		2,807,388,568

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	5,520,000	5,520,000

Total Short-Term Investments — 0.2% (Cost: $5,520,000)		5,520,000

Total Investments in Securities — 99.9% (Cost: $2,436,978,480)		2,812,908,568

Other Assets, Less Liabilities — 0.1%		3,344,239

Net Assets — 100.0%		$2,816,252,807

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,584,000	(33,064,000)	5,520,000	$5,520,000	$368,070	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI India NTR Index	120	06/19/20	$6,424	$496,214

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI India ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,807,388,568	$—	$—	$2,807,388,568
Money Market Funds	5,520,000	—	—	5,520,000

	$2,812,908,568	$—	$—	$2,812,908,568

Derivative financial instruments(a)
Assets
Futures Contracts	$496,214	$—	$—	$496,214

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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